Chartered-in Vessels (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Capital Lease Obligations

	December 31, 2025 $	December 31, 2024 $
Total obligations related to finance leases	1,802,526	1,727,553
Less current portion	(228,985)	(129,418)
Long-term obligations related to finance leases	1,573,541	1,598,135

Commitment Under Capital Leases
As at December 31, 2025, the remaining commitments related to the financial liabilities of these 10 LNG carriers and 10 NGL carriers, including the amounts to be paid to repurchase the vessels pursuant to the applicable finance leases, approximated $2.2 billion, including imputed interest of $421.3 million repayable through 2035, as indicated below:

Year	Commitments as at December 31, 2025
2026	$328,539
2027	$396,275
2028	$366,637
2029	$210,732
2030	$295,617
Thereafter	$626,013

Schedule of Operating Leases
As at December 31, 2025, the total estimated future minimum rental payments to be received and paid by the Tangguh Joint Venture related to the lease contracts are as follows:

Year	Head Lease Receipts (i) $	Sublease Payments (i) (ii) $
2026	21,242	27,462
2027	21,242	27,462
2028	22,280	28,800
2029	4,362	5,655
Total	69,126	89,379
(i) The Head Leases are fixed-rate operating leases while the Subleases have a variable-rate component. As at December 31, 2025, the Company had received $441.2 million of aggregate Head Lease receipts (December 31, 2024 – $420.0 million) and had paid $415.2 million of aggregate Sublease payments (December 31, 2024 – $387.6 million). The portion of the Head Lease receipts that has not been recognized into earnings is deferred and amortized on a straight-line basis over the lease terms and, as at December 31, 2025, $3.7 million (December 31, 2024 – $3.7 million) and $3.3 million (December 31, 2024 – $7.0 million) of Head Leases receipts had been deferred and included in unearned revenue and other long-term liabilities, respectively, in the Company’s consolidated balance sheets.
(ii) The amount of payments related to the Subleases are updated annually to reflect any changes in the lease payments due to changes in tax law.